Related parties (Details 3)				1 Months Ended					12 Months Ended
	Dec. 31, 2013 CHF	Feb. 28, 2013 CHF	Dec. 31, 2012 CHF	Apr. 30, 2013 Subordinated mandatory and contingent convertible securities (MACCS)	Dec. 31, 2013 Subordinated mandatory and contingent convertible securities (MACCS) CHF	Jul. 31, 2012 Subordinated mandatory and contingent convertible securities (MACCS) CHF	Dec. 31, 2013 Tier 1 capital notes, exchange agreement, February 2011	Feb. 28, 2012 Arcapita Bank B.S.C. USD ($)	Dec. 31, 2013 Qatar Investment Authority (QIA) and The Olayan Group Tier 1 capital notes, initial transaction, October 2008 Tier 1 Capital Instrument, CHF CHF	Dec. 31, 2013 Qatar Investment Authority (QIA) and The Olayan Group Tier 1 capital notes, initial transaction, October 2008 Tier 1 Capital Instrument, USD USD ($)	Dec. 31, 2013 Qatar Investment Authority (QIA) and The Olayan Group Tier 1 capital notes, exchange agreement, February 2011 Tier 1 Capital Instrument, CHF CHF	Dec. 31, 2013 Qatar Investment Authority (QIA) and The Olayan Group Tier 1 capital notes, exchange agreement, February 2011 Tier 1 Capital Instrument, USD USD ($)	Dec. 31, 2013 The Olayan Group Tier 1 capital notes, amended exchange agreement, July 2012 Tier 1 Capital Instrument, USD USD ($)	Dec. 31, 2013 Affiliate of Qatar Investment Authority [Member] Tier 1 capital notes, final exchange, October 2013 Tier 1 Capital Instrument, CHF CHF	Dec. 31, 2013 Affiliate of Qatar Investment Authority [Member] Tier 1 capital notes, final exchange, October 2013 Tier 1 Capital Instrument, USD USD ($)	Dec. 31, 2013 Bank CHF	Dec. 31, 2012 Bank CHF
Mandatory and contingent convertible securities
Value of investor securities issued to raise capital						3,800,000,000
Securities without preferential subscription rights purchased by strategic investors						2,000,000,000
Amount of preferential subscription rights exercised by shareholders						1,800,000,000
Number of convertible shares				233,452,670
Conversion price of financial securities					16.29
Percentage of volume weighted average market price for the two days preceeding the transation to which the conversion price corresponds						95.00%
Amount invested in Plus Bond instruments with thier own funds		9,000,000
Recorded investment, with a specific allowance	1,412,000,000		1,511,000,000					30,000,000								1,125,000,000	1,188,000,000
Subordinated debt									2,500,000,000	$ 3,450,000,000	2,500,000,000	$ 3,450,000,000	$ 1,725,000,000	2,500,000,000	$ 1,720,000,000
Subordinated debt interest rate									10.00%	11.00%	9.00%	9.50%	11.00%	10.00%	11.00%
Minimum threshold of CET1 ratio resulting in conversion of subordinated debt, quarter end							7.00%
Minimum threshold of CET1 ratio resulting in conversion of subordinated debt, interim date							5.00%
Period over which the daily volume weighted average sales price is determined							0 years 0 months 5 days